LAND USE RIGHTS	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS
LAND USE RIGHTS

8.LAND USE RIGHTS

Land use rights consist of the following:

	As of December 31,
	2015	2016
Land use rights (Note 3)	—	149,668
Less: Accumulated amortization	—	(4,147)

Total	—	145,521

Amortization expense of land use rights for the year ended December 31, 2016 amounted to RMB4,147.